SUMMARY OF CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents		$ 115,342	¥ 806,599		¥ 1,026,188	¥ 206,405
RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents		642,729	642,729	$ 834,573	834,573
US Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents		22,589	158,775	26,269	188,832
Others [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents	[1]	$ 107,755	¥ 5,095	$ 935	¥ 2,783

[1]	As of December 31, 2025, the other currencies consist of Hong Kong Dollar, Euro, Korean Won, Canadian Dollar and Singapore Dollar.